EMPLOYEE OPTION PLANS (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2011	Dec. 31, 2012 Sapiens [Member]	Dec. 31, 2011 Sapiens [Member]
Outstanding - Number of Options		543,840	5,187,146
Granted - Number of Options			432,805
Exercised - Number of Options			(1,244,679)
Forfeited - Number of Options			(154,463)
Outstanding - Number of Options		543,840	4,220,809	5,187,146
Exercisable - Number of Options			2,954,488
Outstanding - Weighted average exercise price			$ 1.97
Granted - Weighted average exercise price	$ 16.05		$ 3.84
Exercised - Weighted average exercise price			$ 1.68
Forfeited - Weighted average exercise price			$ 2.5
Outstanding - Weighted average exercise price			$ 2.21	$ 1.97
Exercisable - Weighted average exercise price			$ 1.88
Outstanding - Weighted average remaining contractual term (in years)			3 years 10 months 28 days	4 years 6 months 22 days
Exercisable - Weighted average remaining contractual term (in years)			3 years 4 months 6 days
Outstanding - Aggregate intrinsic value			$ 7,562	$ 9,405
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			6,265
Outstanding at December 31, 2012			$ 7,562